CAPITALIZED SOFTWARE, NET AND OTHER INTANGIBLE ASSETS, NET (Details Narrative) - DIH Holding US, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Amortization of intangible assets	$ 13	$ 25	$ 46	$ 48
Other intangible assets	$ 380		$ 380
Weighted average useful lives of intangible assets			10 years